SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock awards	$ 45,430,307	$ 11,956,812
Share-Based Payment Arrangement, Noncash Expense			$ 36,723,969		$ 6,122,348
Unrecognized compensation cost			$ 8,927